Equity (Details)	Sep. 30, 2023 vote $ / shares shares	Dec. 31, 2022 $ / shares shares
Equity [Abstract]
Common stock, votes per share | vote	1
Common stock, shares outstanding (in shares)	130,079,097	130,079,097
Preferred stock authorized (in shares)	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.000001	$ 0.000001
Convertible preferred stock issued (in shares)	0	0